INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2024	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 120.5%
COMMUNICATION SERVICES — 6.1%
66,031	Endeavor Group Holdings, Class A	1,885,846
14,710	Frontier Communications Parent(a)	522,646
34,400	Lionsgate Studios(a)	245,960

		2,654,452

CONSUMER DISCRETIONARY — 11.7%
25,560	Bally’s(a)	440,910
115,108	Bapcor	424,037
32,918	Chuy’s Holdings(a)	1,231,133
21,061	Goodyear Tire & Rubber(a)	186,390
114,519	Kindred Group	1,458,517
7,030	MarineMax(a)	247,948
69,293	PlayAGS(a)	789,247
17,350	VF Corp.	346,133

		5,124,315

CONSUMER STAPLES — 6.1%
675	Boston Beer, Class A(a)	195,170
30,496	Britvic	521,547
19,090	Kellanova	1,540,754
2,137	Reckitt Benckiser Group	131,198
7,833	Simply Good Foods(a)	272,353

		2,661,022

ENERGY — 12.0%
25,964	ChampionX	782,815
8,000	Green Plains, Inc.(a)	108,320
7,838	Hess	1,064,400
129,613	John Wood Group PLC(a)	220,275
55,866	Marathon Oil	1,487,712
135,880	Southwestern Energy(a)	966,107
11,333	Talos Energy, Inc.(a)	117,296
11,400	TC Energy Corp.	542,511

		5,289,436

FINANCIALS — 12.5%
6,580	Enstar Group(a)	2,116,062
49,360	Hargreaves Lansdown	737,897
849	Houlihan Lokey, Class A	134,159
2,715	Lazard, Class A	136,782
61,710	Nuvei	2,058,028
6,555	Perella Weinberg Partners, Class A	126,577
1,040	PJT Partners	138,674

		5,448,179

HEALTHCARE — 15.3%
Biotechnology — 0.0%
1	GRAIL (a)	9

Health Care Providers & Services — 11.1%
9,860	Amedisys (a)	951,588
42,779	PetIQ, Class A (a)	1,316,310
182,889	R1 RCM (a)	2,591,537

		4,859,435

Health Care Technology — 1.7%
532,880	Sharecare (a)	756,690

Pharmaceuticals — 2.5%
17,691	Catalent (a)	1,071,544

		6,687,678

INDUSTRIALS — 8.4%
7,140	Amentum Holdings(a)	230,265
21,403	Dun & Bradstreet Holdings	246,349
13,017	First Advantage(a)	258,387
77,970	Heroux-Devtek(a)	1,852,650
7,140	Jacobs Solutions, Inc.	934,626
1,780	MYR Group, Inc.(a)	181,969
1	Sterling Check(a)	17

		3,704,263

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY — 29.2%
95,000	Bitfarms, Ltd.(a)	200,450
268,305	Darktrace(a)	2,075,844
54,810	E2open Parent Holdings(a)	241,712
34,254	Envestnet(a)	2,144,985
4,580	Gitlab, Class A(a)	236,053
52,938	HashiCorp, Class A(a)	1,792,481
41,500	indie Semiconductor, Inc., Class A(a)	165,585
57,422	Instructure Holdings(a)	1,352,288
27,265	Keywords Studios	890,889
32,750	N-able(a)	427,715
25,557	Perficient(a)	1,929,042
3,722	PowerSchool Holdings, Class A(a)	84,899
15,670	Smartsheet, Class A(a)	867,491
4	Squarespace, Class A(a)	186
79,621	Thoughtworks Holding(a)	351,925

		12,761,545

MATERIALS — 13.5%
424,680	DS Smith PLC	2,630,610
18,645	Haynes International	1,110,123
26,300	Stelco Holdings	1,298,696
16,850	Teck Resources, Ltd., Class B(b)	880,244

		5,919,673

REAL ESTATE — 0.5%
3,018	CoStar Group(a)	227,678

UTILITIES — 5.2%
32,691	Atlantica Sustainable Infrastructure PLC(c)	718,548
35,840	Brookfield Renewable Partners L.P.	1,009,971
12,600	Oklo, Class A(a)	101,934
9,742	TXNM Energy(b)	426,408

		2,256,861

	Total Common Stock (Cost $52,044,542)	52,735,102

Corporate Obligations — 26.3%

Principal Amount ($)
CONSUMER DISCRETIONARY — 7.9%
1,285,000	Michael Kors USA 4.25%, 11/01/24 (c)	1,287,390
2,174,000	Vista Outdoor 4.50%, 03/15/29 (c)	2,159,837

		3,447,227

CONSUMER STAPLES — 5.8%
500,000	United Natural Foods 6.75%, 10/15/28 (c)	478,016
	Vector Group
1,150,000	5.75%, 02/01/29 (c)	1,166,658
900,000	10.50%, 11/01/26 (c)	913,402

		2,558,076

INDUSTRIALS — 1.7%
750,000	Dun & Bradstreet 5.00%, 12/15/29 (c)	747,880

INFORMATION TECHNOLOGY — 4.2%
1,800,000	Alteryx 8.75%, 03/15/28 (c)	1,850,927

MATERIALS — 2.6%
1,100,000	NMG Holding 8.50%, 10/01/28 (c)	1,122,493

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Event Driven Fund

Shares		Value ($)
Corporate Obligations (continued)
UTILITIES — 4.1%
	Atlantica Sustainable Infrastructure PLC
1,800,000	4.13%, 06/15/28	1,785,048

	Total Corporate Obligations (Cost $11,542,514)	11,511,651

U.S. Senior Loans (d) — 7.4%
CONSUMER DISCRETIONARY — 5.0%
2,250,000	8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien, 9.111%, 10/01/25	2,188,125

HEALTHCARE — 2.4%
1,168,030	Carestream Health Inc., Term Loan, 1st Lien, 12.935%, 09/30/27	1,073,128

	Total U.S. Senior Loans (Cost $3,257,331)	3,261,253

Convertible Bonds — 4.6%

Principal Amount ($)
HEALTHCARE — 2.3%
880,000	PetIQ 4.00%, 06/01/26	1,022,120

INFORMATION TECHNOLOGY — 2.3%
1,000,000	Perficient 0.13%, 11/15/26	985,500

	Total Convertible Bonds (Cost $1,954,441)	2,007,620

Preferred Stock — 1.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
428,568	AMINO, Inc. (a)(e)(f)(g)(h)	—

REAL ESTATE — 1.0%
19,978	Seritage Growth Properties 7.00%	457,095

	Total Preferred Stock (Cost $2,898,314)	457,095

Contracts
Purchased Call Options(a) — 0.3%
461	Total Purchased Call Options (Cost $75,650)	110,189

Contracts
Purchased Put Options(a) — 0.3%
3,594	Total Purchased Put Options (Cost $87,671)	138,930

Units		Value ($)
Rights — 0.1%
HEALTHCARE — 0.1%
Healthcare Equipment & Supplies — 0.0%
3,352	Abiomed, Inc.	3,419
7,303	Novartis	2,848

		6,267
Pharmaceuticals — 0.1%
225,000	Paratek Pharmaceuticals (g)	18,000

		24,267

	Total Rights (Cost $–)	24,267

Principal Amount ($)		Value ($)
Repurchase Agreement(i)(j) — 0.0%
77	RBC Dominion Securities dated 9/30/2024 to be repurchased on 10/01/2024, repurchase price $77 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $0 - $26, 0.000% - 6.500%, 10/31/2024 – 09/20/2054; with total market value $78)	77

	Total Repurchase Agreement (Cost $77)	77

Cash Equivalents — 0.3%

Shares
MONEY MARKET FUND(k) — 0.3%
142,547	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.810%	142,547

	Total Cash Equivalents (Cost $142,547)	142,547

Total Investments - 160.8% (Cost $72,003,087)		70,388,731

Shares		Value ($)
Securities Sold Short — (32.0)%
Exchange-Traded Funds — (4.2)%
(6,845)	Global X Copper Miners ETF	(323,563)
(6,809)	iShares Russell 2000 ETF	(1,504,040)

	Total Exchange-Traded Funds (Proceeds $1,709,921)	(1,827,603)

Common Stock — (27.8)%
COMMUNICATION SERVICES — (0.6)%
(34,400)	Lions Gate Entertainment, Class A (l)	(269,352)

CONSUMER DISCRETIONARY — (1.5)%
(57,158)	Vizio Holding, Class A (l)	(638,455)

CONSUMER STAPLES — (0.6)%
(11,457)	Flowers Foods	(264,313)

ENERGY — (10.1)%
(11,781)	Chesapeake Energy	(968,987)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Event Driven Fund

Shares		Value ($)
ENERGY (continued)
(8,037)	Chevron	(1,183,609)
(14,120)	ConocoPhillips	(1,486,554)
(19,084)	Schlumberger	(800,574)

		(4,439,724)

HEALTHCARE — (1.3)%
Healthcare Equipment & Supplies — (1.3)%
(8,260)	Axonics (l)	(574,896)

INDUSTRIALS — (4.0)%
(10,320)	Stericycle (l)	(629,520)
(47,556)	Sterling Check (l)	(795,136)
(13,300)	ZIM Integrated Shipping Services, Ltd.	(341,278)

		(1,765,934)

INFORMATION TECHNOLOGY — (1.7)%
(1,100)	Apple, Inc.	(256,300)
(103,847)	Matterport (l)	(467,312)

		(723,612)

MATERIALS — (5.3)%
(11,940)	Cleveland-Cliffs (l)	(152,474)
(36,495)	International Paper	(1,782,781)
(2,856)	Southern Copper Corp.	(330,342)
(1,680)	United States Steel Corp.	(59,354)

		(2,324,951)

UTILITIES — (2.7)%
(35,840)	Brookfield Renewable, Class A	(1,170,534)

	Total Common Stock (Proceeds $11,741,728)	(12,171,771)

	Total Securities Sold Short - (32.0)% (Proceeds $13,451,649)	(13,999,374)

Other Assets & Liabilities, Net - (28.8)%(m)		(12,616,854)

Net Assets - 100.0%		43,772,503

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $33,613,311.
(c)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2024, these securities amounted to $11,511,651 or 26.3% of net assets.

(d)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2024, the SOFR 1 Month and SOFR 3 Month rates were 4.96% and 4.85%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(e)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.
(g)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $18,000, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2024. Please see Notes to Investment Portfolio.

(h)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,464,266	$—	0.0%

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Event Driven Fund

(i)	Tri-Party Repurchase Agreement.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 was $77.
(k)	Rate reported is 7 day effective yield.
(l)	No dividend payable on security sold short.
(m)	As of September 30, 2024, $13,999,270 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Event Driven Fund

Forward foreign currency contracts outstanding as of September 30, 2024, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	10/15/24	SEK	691,860	USD	68,469	$160
Goldman Sachs	10/15/24	SEK	14,195,610	USD	1,400,639	(923)
Goldman Sachs	11/29/24	SEK	6,232,584	USD	576,160	(40,592)
Goldman Sachs	11/29/24	USD	585,441	SEK	6,232,584	31,311
Goldman Sachs	12/19/24	CAD	2,431,793	USD	1,767,103	(36,860)
Goldman Sachs	01/09/25	CAD	1,578,000	USD	1,166,681	(4,563)
Goldman Sachs	12/27/24	GBP	649,742	USD	837,584	(33,554)
Goldman Sachs	02/28/25	GBP	385,020	USD	499,658	(16,146)
Goldman Sachs	03/19/25	GBP	543,611	USD	713,159	(14,924)

						$(116,091)

Purchased options contracts outstanding as of September 30, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Tellurian, Inc.	$1.00	Pershing	January 2025	3,450	$334,650	$50,080	$17,250
United States Steel Corporation	40.00	Pershing	January 2025	144	508,752	37,591	121,680

						$87,671	$138,930

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Hawaiian Holdings, Inc.	$15.00	Pershing	December 2024	293	$527,400	$53,487	$91,709
United States Steel Corporation	50.00	Pershing	January 2025	168	593,544	22,163	18,480

						$75,650	$110,189

Written options contracts outstanding as of September 30, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Vizio Holding Corp.	$10.00	Pershing	January 2025	(5)	$(5,585)	$(120)	$(125)
United States Steel Corporation	28.00	Pershing	January 2025	(168)	$(593,544)	(31,238)	(26,292)
United States Steel Corporation	47.00	Pershing	January 2025	(144)	$(508,752)	(56,009)	(192,960)

						$(87,367)	$(219,377)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Perficient, Inc.	$80.00	Pershing	October 2024	(18)	$(135,864)	$(348)	$—
United States Steel Corporation	47.00	Pershing	January 2025	(144)	(508,752)	(82,937)	(25,776)

						$(83,285)	$(25,776)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2024	NexPoint Event Driven Fund

The Fund had the following swaps contracts, which did not require pledged collateral, open at September 30, 2024:

Long Equity Total Return Swaps

								Upfront
								Premiums	Mark	Unrealized
						Notional	Fair	Paid	to	Appreciation/
Underlying	Financing	Payment		Expiration		Amount	Value	(Received)	Market	(Depreciation)
Instrument	Rate	Frequency	Counterparty	Date	Currency	($)	($)	($)	($)	($)
Britvic PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	7/17/2026	GBP	1,552,098	1,639,913	91,460	87,815	(3,645)

Total Long Equity Total Return Swaps							1,639,913	91,460	87,815	(3,645)

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2024	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 74.4%
COMMUNICATION SERVICES — 4.2%
1,174,847	Endeavor Group Holdings, Class A(a)	33,553,630
88,561	GCI Liberty, Inc., Class A(b)	—

		33,553,630

CONSUMER DISCRETIONARY — 2.6%
379,070	Bally’s(b)	6,538,958
146,261	Chuy’s Holdings(b)	5,470,161
683,841	Kindred Group	8,709,416

		20,718,535

CONSUMER STAPLES — 6.6%
1,696,189	Britvic	29,008,490
297,050	Kellanova	23,974,906

		52,983,396

ENERGY — 9.3%
455,416	ChampionX(a)	13,730,792
160,969	Hess(a)	21,859,590
969,948	Marathon Oil(a)	25,829,715
1,787,860	Southwestern Energy(b)	12,711,685

		74,131,782

FINANCIALS — 8.4%
75,300	Enstar Group(b)	24,215,727
675,873	Hargreaves Lansdown	10,103,826
969,830	Nuvei(a)	32,343,830

		66,663,383

HEALTHCARE — 10.3%
122,510	Amedisys(a)(b)	11,823,440
137,810	Catalent(a)(b)	8,347,152
699,539	PetIQ, Class A(b)	21,524,815
2,841,548	R1 RCM(b)	40,264,735

		81,960,142

INDUSTRIALS — 1.6%
534,000	Heroux-Devtek(b)	12,688,404

INFORMATION TECHNOLOGY — 22.2%
3,759,400	Darktrace(b)	29,086,033
689,811	Envestnet(a)(b)	43,195,965
705,053	HashiCorp, Class A(a)(b)	23,873,095
962,630	Instructure Holdings(b)	22,669,936
422,118	Keywords Studios	13,792,782
314,275	Perficient(a)(b)	23,721,477
139,150	PowerSchool Holdings, Class A(a)(b)	3,174,012
237,028	Smartsheet, Class A(b)	13,121,870
67	Squarespace, Class A(b)	3,111
840,815	Thoughtworks Holding(b)	3,716,402

		176,354,683

MATERIALS — 7.1%
4,461,608	DS Smith PLC	27,636,691
350,824	Haynes International(a)	20,888,061
162,502	Stelco Holdings	8,024,360

		56,549,112

UTILITIES — 2.1%
750,514	Atlantica Sustainable Infrastructure PLC(a)	16,496,298

	Total Common Stock (Cost $580,617,746)	592,099,365

Corporate Obligations — 19.9%

Principal Amount ($)
CONSUMER DISCRETIONARY — 6.0%
31,473,000	Michael Kors USA 4.25%, 11/01/24 (c)	31,531,540
16,180,000	Vista Outdoor 4.50%, 03/15/29 (c)	16,074,592

		47,606,132

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
CONSUMER STAPLES — 4.0%
	Vector Group
17,650,000	5.75%, 02/01/29 (c)	17,905,660
13,340,000	10.50%, 11/01/26 (c)	13,538,646

		31,444,306

INFORMATION TECHNOLOGY — 5.3%
41,157,000	Alteryx 8.75%, 03/15/28 (c)	42,321,455

MATERIALS — 1.1%
8,700,000	NMG Holding 8.50%, 10/01/28 (c)	8,877,897

UTILITIES — 3.5%
	Atlantica Sustainable Infrastructure PLC
27,950,000	4.13%, 06/15/28 (c)	27,717,829

	Total Corporate Obligations (Cost $158,236,277)	157,967,619

Asset-Backed Securities — 10.1%
5,000,000	Ares LXVII CLO, Series 2022-67A, Class A2 TSFR3M + 2.650%, 7.93%, 1/25/2036 (c)(d)	5,025,000
5,000,000	Black Diamond CLO, Series 2022-1A, Class A1A TSFR3M + 2.500%, 7.78%, 10/25/2035 (c)(d)	5,012,500
9,000,000	Bridge Street CLO III, Series 2022-1A, Class A1 TSFR3M + 2.300%, 7.58%, 10/20/2034 (c)(d)	9,014,175
3,500,000	Bridge Street CLO III, Series 2022-1A, Class A2 TSFR3M + 2.950%, 8.23%, 10/20/2034 (c)(d)	3,507,875
6,000,000	Capital Four US CLO III, Series 2023-2A, Class A2 TSFR3M + 3.000%, 8.28%, 1/21/2035 (c)(d)	6,030,000
5,000,000	Danby Park CLO, Series 2022-1A, Class A2 TSFR3M + 2.750%, 8.03%, 10/21/2035 (c)(d)	5,032,500
8,000,000	Empower CLO, Series 2022-1A, Class A2 TSFR3M + 2.500%, 7.78%, 10/20/2034 (c)(d)	8,018,000
6,000,000	Halseypoint CLO VI, Series 2022-6A, Class A2 TSFR3M + 2.650%, 7.93%, 10/20/2034 (c)(d)	6,022,500
2,341,553	Newark BSL CLO 1, Series 2020-1A, Class A1R TSFR3M + 1.362%, 6.63%, 12/21/2029 (c)(d)	2,344,363
10,000,000	OFSI BSL XII, Series 2023-12A, Class A1 TSFR3M + 2.400%, 7.68%, 1/20/2035 (c)(d)	10,022,500
5,000,000	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2 TSFR3M + 2.600%, 7.88%, 10/20/2033 (c)(d)	5,011,250

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Tikehau US CLO II, Series 2022-1A, Class AJ
5,000,000	TSFR3M + 2.600%, 7.88%, 7/20/2033 (c)(d)	5,050,000
	Venture XXVII CLO, Series 2017-27RA, Class A
9,839,525	US0003M + 1.300%, 6.84%, 7/21/2030 (c)(d)	9,851,825

	Total Asset-Backed Securities (Cost $79,480,128)	79,942,488

Convertible Bonds — 3.1%
HEALTHCARE — 0.3%
2,156,000	PetIQ 4.00%, 06/01/26	2,504,194

INFORMATION TECHNOLOGY — 2.8%
22,500,000	Perficient 0.13%, 11/15/26	22,173,750

	Total Convertible Bonds (Cost $24,531,680)	24,677,944

Special Purpose Acquisition Companies — 0.4%

Shares
SPECIAL PURPOSE ACQUISITION COMPANY — 0.4%
294,324	Integrated Rail and Resources Acquisition, Class A(a)(b)	3,243,451

	Total Special Purpose Acquisition Companies (Cost $2,936,168)	3,243,451

Contracts
Purchased Put Options(b) — 0.3%
30,211	Total Purchased Put Options (Cost $1,177,670)	2,671,055

Contracts
Purchased Call Options(b) — 0.2%
7,810	Total Purchased Call Options (Cost $1,297,605)	1,931,752

Preferred Stock — 0.1%
HEALTHCARE — 0.0%
306,121	AMINO, Inc. (b)(e)(f)(g)	—

REAL ESTATE — 0.1%
35,088	Seritage Growth Properties 7.00%	802,810

	Total Preferred Stock (Cost $2,473,091)	802,810

Rights — 0.0%

Units
HEALTHCARE — 0.0%
171,486	Abiomed, Inc.	174,916

268,873	Novartis (a)	104,860

		279,776

	Total Rights (Cost $–)	279,776

Units		Value ($)
Warrants — 0.0%
HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(b)	370

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(b)	1,018
198,080	Spectaire Holdings, Expires 10/20/2028(b)	15,340

		16,358

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(b)	—

SPECIAL PURPOSE ACQUISITION COMPANY — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(b)	140
5,000	Blockchain Coinvestors Acquisition I, Expires 11/04/2028(b)	100
108,741	CERo Therapeutics Holdings, Expires 02/17/2029(b)	555
225,000	Energem, Expires 11/19/2026(b)	—
30,464	Everest Consolidator Acquisition, Expires 07/22/2028(b)	905
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026(b)	5,886

		7,586

	Total Warrants (Cost $252,410)	24,314

Cash Equivalents — 0.2%

Shares
MONEY MARKET FUND(h) — 0.2%
1,350,488	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.810%	1,350,488

	Total Cash Equivalents (Cost $1,350,488)	1,350,488

Total Investments - 108.7% (Cost $852,353,263)		864,991,062

Shares		Value ($)
Securities Sold Short — (13.4)%
Common Stock — (13.4)%
ENERGY — (9.7)%
(155,007)	Chesapeake Energy	(12,749,326)
(164,992)	Chevron	(24,298,372)
(247,749)	ConocoPhillips	(26,083,015)
(334,730)	Schlumberger	(14,041,923)

		(77,172,636)

MATERIALS — (3.7)%
(73,776)	Cleveland-Cliffs (i)	(942,120)
(573,317)	International Paper	(28,006,535)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Merger Arbitrage Fund

Shares		Value ($)
MATERIALS (continued)
(25,260)	United States Steel Corp.	(892,436)

		(29,841,091)

	Total Common Stock (Proceeds $106,146,814)	(107,013,727)

	Total Securities Sold Short - (13.4)% (Proceeds $106,146,814)	(107,013,727)

Other Assets & Liabilities, Net - 4.7%(j)		37,898,593

Net Assets - 100.0%		795,875,928

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $227,720,199.
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2024, these securities amounted to $237,910,106 or 29.9% of net assets.

(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.
(g)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2024. Please see Notes to Investment Portfolio.

(h)	Rate reported is 7 day effective yield.
(i)	No dividend payable on security sold short.
(j)	As of September 30, 2024, $109,395,805 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2024	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of September 30, 2024, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	10/15/24	SEK	4,103,060	USD	406,040	$936
Goldman Sachs	10/15/24	SEK	84,796,270	USD	8,366,596	(5,517)
Goldman Sachs	11/29/24	SEK	122,424,689	USD	11,317,337	(797,334)
Goldman Sachs	11/07/24	GBP	4,295,071	USD	5,750,728	(9,102)
Goldman Sachs	12/27/24	GBP	5,881,142	USD	7,588,504	(296,607)
Goldman Sachs	02/28/25	GBP	21,452,457	USD	27,616,169	(1,123,269)
Goldman Sachs	03/19/25	GBP	7,442,951	USD	9,764,142	(204,551)
Goldman Sachs	11/29/24	USD	11,499,637	SEK	122,424,689	615,034
Goldman Sachs	12/19/24	CAD	328,112	USD	244,479	1,078
Goldman Sachs	12/19/24	CAD	16,318,320	USD	11,892,510	(212,812)
Goldman Sachs	01/09/25	CAD	9,750,120	USD	7,206,535	(30,328)

						$(2,062,472)

Purchased options contracts outstanding as of September 30, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Tellurian, Inc.	$1.00	Pershing	January 2025	27,211	$2,639,467	$394,615	$136,055
United States Steel Corporation	40.00	Pershing	January 2025	3,000	10,599,000	783,055	2,535,000

						$1,177,670	$2,671,055

Written options contracts outstanding as of September 30, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
United States Steel Corporation	$28.00	Pershing	January 2025	(2,526)	$(8,924,358)	$(469,686)	$(395,319)
United States Steel Corporation	47.00	Pershing	January 2025	(3,000)	$(10,599,000)	(1,166,945)	(4,020,000)

						$(1,636,631)	$(4,415,319)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Perficient, Inc.	$80.00	Pershing	October 2024	(347)	$(2,619,156)	$(6,706)	$—
United States Steel Corporation	47.00	Pershing	January 2025	(3,000)	(10,599,000)	(1,727,945)	(537,000)

						$(1,734,651)	$(537,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2024	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of September 30, 2024, each of which is non-diversified. This report includes information for the three months ended September 30, 2024 for NexPoint Event Driven Fund (the “Event Driven Fund”) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2024	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of September 30, 2024, the Funds’ investments consisted of common stocks, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, master limited partnerships, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts and options. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2024	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of September 30, 2024.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.